Commitments and Contingencies (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Jul. 01, 2023	Jan. 01, 2023	Jul. 29, 2022	Jul. 01, 2022	Jan. 01, 2022	Aug. 24, 2021	Jul. 14, 2021	Apr. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023	Jan. 04, 2023
Professional fees											$ 18,000	$ 68,000
Proceeds from related party debt												68,000
Common stock, outstanding percentage								1.00%
Common stock percentage amount								0.50%			80.00%
Fair value of common shares issued for services, shares									436,250
Debt instrument redemption price percentage											15.00%
Option to purchase common stock									245,000		4,415,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 6.90
Gross profit									$ (25,000)	$ (52,000)	$ (62,000)	$ (95,000)
Other commitment dueIn fourth year									$ 10,000
Stockholders equity description									For the avoidance of doubt only, the Agent Warrants shall represent seven percent (7%) of the stock issued to the Investor and not seven percent (7%) of the total Company equity. The Agent Warrants shall provide for (a) a five (5) year term, and (b) cashless exercise provisions, and (c) piggyback and demand registration rights, and (d) standard anti-dilution protections. The shares of the Common Stock of the Company underlying the Agent Warrants, if any, (and the shares of Common Stock underlying the securities issuable upon exercise of the Agent Warrants) shall be registered in the registration statement, if any, filed in connection with the Investor Transaction.
Fees percentage									5.00%
Debt instrument maturity date description			60
Debt instrument interest rate stated percentage			6.00%
Proceeds from contributed capital			$ 280
Warrant [Member]
Common stock percentage amount											80.00%
Exercise price											$ 3.00
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.00
Investors [Member]
Ownership percentage									7.00%
Investors [Member] | Warrant [Member]
Ownership percentage									100.00%
Investor Warrants [Member]
Ownership percentage									7.00%
Mr. Destler [Member]
Common stock, dividends per share											$ 0.75
Cash fee payable, percentage											3.00%
License transaction fee, percentage											6.00%
Mr. Destler [Member] | Previously Reported [Member]
Discretionary cash bonus, percentage											100.00%
Unvested option shares, percentage											50.00%
Mr. Destler [Member] | Revision of Prior Period, Adjustment [Member]
Discretionary cash bonus, percentage											150.00%
Unvested option shares, percentage											100.00%
Mr. Destler [Member] | Office Equipment [Member]
Costs and expenses											$ 1,000
Mr. Destler [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Gross profit											1,000,000
Mr. Destler [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Gross profit											1,000,000
Mr. Destler [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Gross profit											1,000,000
Mr. Destler [Member] | Share Based Compensation Award Tranche Four [Member]
Gross profit											1,000,000
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 3.00
Maximum [Member] | Mr. Destler [Member]
Gross profit											4,000,000
License transaction fee											750,000
Maximum [Member] | Mr. Destler [Member] | Previously Reported [Member]
Reimbursement expenses											100,000
Maximum [Member] | Mr. Destler [Member] | Revision of Prior Period, Adjustment [Member]
Reimbursement expenses											50,000
Maximum [Member] | Chief Executive Officer [Member]
License transaction fee											750,000
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.00
Minimum [Member] | Chief Executive Officer [Member]
License transaction fee											$ 5,000,000
Subsequent Event [Member]
Debt instrument interest rate stated percentage													10.00%
Subsequent Event [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 2.00
IPO [Member]
Proceeds from Issuance Initial Public Offering								$ 5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 3.00
Investor [Member]
Proceeds from related party debt								5,000,000
Debt instrument redemption price percentage						2.00%
Investor [Member] | Maximum [Member]
Proceeds from related party debt						$ 2,000,000.0
INTE Securities LLC [Member]
Principal amounta redeemed						4.00%
Kingdom Building Consulting Agreement [Member]
Professional fees								5,000
Deferred consulting fees								5,000
Deferred financing cost								250,000
Monthly fee for remaining period								$ 10,000
Sale of stock number of shares, issued								50,000
Consulting Agreement [Member]
Restricted stock issue, shares							12,500
Fair value of common shares issued for services, shares					25,000		25,000
Stock option remaining contractual, term							3 years
Exercise price							$ 2.00
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures							12,500
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures							$ 25,000
Consulting Agreement [Member] | January 1, 2022 [Member]
Common shares issued in private offerings, shares							25,000
Consulting Agreement [Member] | July 1, 2022 [Member]
Common shares issued in private offerings, shares							30,000
Consulting Agreement [Member] | January 1, 2023 [Member]
Common shares issued in private offerings, shares							30,000
Consulting Agreement [Member] | July 1, 2023 [Member]
Common shares issued in private offerings, shares							30,000
Consulting Agreement [Member] | Forecast [Member]
Fair value of common shares issued for services, shares		30,000
Common shares issued in private offerings, shares	30,000
Consulting Agreement [Member] | Subsequent Event [Member]
Fair value of common shares issued for services, shares				30,000
Employment Agreement [Member]
Increase in salary employment, description											The salary will increase by 7% on November 1 of each year, based on the salary due in the year prior to each such 7% increase.
Employment Agreement [Member] | Mr. Destler [Member]
Common shares issued in private offerings, shares											1,000,000
Annual base salary											$ 240,000
Option to purchase common stock											1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.001
Stock option, description											Mr. Destler may, in his sole discretion, be granted any part of or all such 1,000,000 shares in the form of a warrant or option, exercisable at $0.001 per share, for the purchase of 1,000,000 shares of our common stock, for a term of five (5) years. Mr. Destler’s grant of and right to such 1,000,000 shares is conditioned upon and subject to Mr. Destler being an employee, officer or director of the Company at the time that the Company’s shares of common stock are listed on the Nasdaq or New York Stock Exchange.
Common stock, term											5 years
2022 Stock Incentive Plan [Member]
Option to purchase common stock											4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 2.00
Stock option, expiration date											Apr. 01, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares											83,333